Other information about investments (Details 5)		12 Months Ended
		Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CDF (CF)	Dec. 31, 2017 HUF (Ft)	Dec. 31, 2017 SGD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 INR (₨)	Dec. 31, 2017 TRY (₺)	Dec. 31, 2016 EUR (€)
Disclosure of subsidiaries [line items]
Share capital		€ 4,005,000,000									€ 4,005,000,000
Italy [Member] | Chemical [Member] | Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Company name		Versalis SpA
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Italy [Member] | Chemical [Member] | Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Share capital		€ 1,364,790,000
Italy [Member] | Chemical [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name		Consorzio Industriale Gas Naturale (in liquidation)
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital		€ 124,000
Consolidation or valutation method	[1]	Eq.
Italy [Member] | Chemical [Member] | Subsidiaries One [Member] | Versalis SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Versalis SpA
% Ownership		53.55%
Italy [Member] | Chemical [Member] | Subsidiaries One [Member] | Raff. di Gela SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Raff. di Gela SpA
% Ownership		18.74%
Italy [Member] | Chemical [Member] | Subsidiaries One [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		15.37%
Italy [Member] | Chemical [Member] | Subsidiaries One [Member] | Syndial SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Syndial SpA
% Ownership		0.76%
Italy [Member] | Chemical [Member] | Subsidiaries One [Member] | Raff. Milazzo ScpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Raff. Milazzo ScpA
% Ownership		11.58%
Outside Italy [Member] | Chemical [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name		Dunastyr Polisztirolgyártó Zártkörûen Mûködõ Részvénytársaság
Registered office		Budapest (Hungary)
Country of operation		Hungary
Share capital | Ft						Ft 8,092,160,000
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Chemical [Member] | Subsidiaries One [Member] | Versalis SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Versalis SpA
% Ownership		96.34%
Outside Italy [Member] | Chemical [Member] | Subsidiaries One [Member] | Versalis Deutsc.GmbH [Member]
Disclosure of subsidiaries [line items]
Shareholders		Versalis Deutsc.GmbH
% Ownership		1.83%
Outside Italy [Member] | Chemical [Member] | Subsidiaries One [Member] | Versalis Int.SA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Versalis Int.SA
% Ownership		1.83%
Outside Italy [Member] | Chemical [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Chemicals Trading (Shanghai) Co Ltd (in liquidation)
Registered office		Shanghai (China)
Country of operation		China
Share capital | $				$ 5,000,000
Shareholders		Versalis SpA
% Ownership		100.00%
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Chemical [Member] | Subsidiaries Three [Member]
Disclosure of subsidiaries [line items]
Company name		Versalis Americas Inc
Registered office		Dover, Delaware (USA)
Country of operation		USA
Share capital | $				$ 100,000
Shareholders		Versalis International SA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Chemical [Member] | Subsidiaries Four [Member]
Disclosure of subsidiaries [line items]
Company name		Versalis Congo Sarlu
Registered office		Pointe-Noire (Republic of the Congo)
Country of operation		Republic of the Congo
Share capital | CF					CF 1,000,000
Shareholders		Versalis International SA
% Ownership		100.00%
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Chemical [Member] | Subsidiaries Five [Member]
Disclosure of subsidiaries [line items]
Company name		Versalis Deutschland GmbH
Registered office		Eschborn (Germany)
Country of operation		Germany
Share capital		€ 100,000
Shareholders		Versalis SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Chemical [Member] | Subsidiaries Six [Member]
Disclosure of subsidiaries [line items]
Company name		Versalis France SAS
Registered office		Mardyck (France)
Country of operation		France
Share capital		€ 126,115,582.9
Shareholders		Versalis SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Chemical [Member] | Subsidiaries Seven [Member]
Disclosure of subsidiaries [line items]
Company name		Versalis International SA
Registered office		Bruxelles (Belgium)
Country of operation		Belgium
Share capital		€ 15,449,173.88
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Chemical [Member] | Subsidiaries Seven [Member] | Versalis SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Versalis SpA
% Ownership		59.00%
Outside Italy [Member] | Chemical [Member] | Subsidiaries Seven [Member] | Versalis Deutsc.GmbH [Member]
Disclosure of subsidiaries [line items]
Shareholders		Versalis Deutsc.GmbH
% Ownership		23.71%
Outside Italy [Member] | Chemical [Member] | Subsidiaries Seven [Member] | Dunastyr Zrt [Member]
Disclosure of subsidiaries [line items]
Shareholders		Dunastyr Zrt
% Ownership		14.43%
Outside Italy [Member] | Chemical [Member] | Subsidiaries Seven [Member] | Versalis France [Member]
Disclosure of subsidiaries [line items]
Shareholders		Versalis France
% Ownership		2.86%
Outside Italy [Member] | Chemical [Member] | Subsidiaries Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Versalis Kimya Ticaret Limited Sirketi
Registered office		Istanbul (Turkey)
Country of operation		Turkey
Share capital | ₺										₺ 20,000
Shareholders		Versalis Int.SA
% Ownership		100.00%
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Chemical [Member] | Subsidiaries Nine [Member]
Disclosure of subsidiaries [line items]
Company name		Versalis Pacific (India) Private Ltd
Registered office		Mumbai (India)
Country of operation		India
Share capital | ₨									₨ 238,700
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Chemical [Member] | Subsidiaries Nine [Member] | Versalis Pacific Trading [Member]
Disclosure of subsidiaries [line items]
Shareholders		Versalis Pacific Trading
% Ownership		99.99%
Outside Italy [Member] | Chemical [Member] | Subsidiaries Nine [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		0.01%
Outside Italy [Member] | Chemical [Member] | Subsidiaries Ten [Member]
Disclosure of subsidiaries [line items]
Company name		Versalis Pacific Trading (Shanghai) Co Ltd
Registered office		Shanghai (China)
Country of operation		China
Share capital | ¥								¥ 1,000,000
Shareholders		Versalis SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Chemical [Member] | Subsidiaries Eleven [Member]
Disclosure of subsidiaries [line items]
Company name		Versalis Singapore Pte Ltd
Registered office		Singapore (Singapore)
Country of operation		Singapore
Share capital | $							$ 80,000
Shareholders		Versalis SpA
% Ownership		100.00%
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Chemical [Member] | Subsidiaries Twelve [Member]
Disclosure of subsidiaries [line items]
Company name		Versalis UK Ltd
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share capital | £			£ 4,004,042
Shareholders		Versalis SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.

[1]	Jointly controlled entity.